                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146433


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008

--------------------------------------------------------------------------------

IF YOU PURCHASE YOUR CONTRACT THROUGH SMITH BARNEY OR CITIBANK, THE FOLLOWING TABLE REPLACES THE TABLE ON PAGE 6 UNDER THE HEADING PAYMENT ENHANCEMENT IN THE
PROSPECTUS:

The Enhancement Levels and Payment Enhancement Rates, applicable to all Purchase Payments made between June 30, 2008 and August 29, 2008 are as follows:

-----------------------------------------------------------------------------------------------------
PAYMENT ENHANCEMENT LEVEL                                                  PAYMENT ENHANCEMENT RATE
-----------------------------------------------------------------------------------------------------
All Purchase Payments and subsequent Purchase Payments                                  6.5%
-----------------------------------------------------------------------------------------------------

The Payment Enhancement rate currently being offered may increase, decrease, or be eliminated by us at any time.


Dated: June 30, 2008


                Please keep this Supplement with your Prospectus.


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